LEASES AND SHIP CHARTERS	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
LEASES AND SHIP CHARTERS
39	LEASES AND SHIP CHARTERS

a)	As Lessor

Disclosure required by IFRS 16

Operating leases, in which the Group is the lessor, relate to a ship owned by the Group chartered out under bareboat charter party agreement with a lease term of 4 years, with 2 years extension option. The lease does not have an option to purchase the ship at the expiry of the lease period.

Maturity analysis of operating lease payments:

2019
US$’000

Year 1	5,241
Year 2	5,256
Year 3	2,081
Total	12,578

Disclosure required by IAS 17

The Group has chartered out a number of ships under time charter party agreements which are classified as operating leases. These charters have an average term of one to seven years. Operating lease receipts are recognised in profit or loss during the year as part of revenue.

Note 30 provides details of charter hire revenue earned during the year.

Future minimum charter receipts receivable under non-cancellable operating leases as at 31 December 2018 are as follows:

Chartered to third parties
2018
US$’000

Within 1 year	5,183
Within 2 to 5 years	2,067
7,250

b)	As Lessee

Disclosure required by IFRS 16

At December 31, 2019, the group is committed to $9,623,000 and $193,000 for short-term leases of ships and office and residential property respectively.

Disclosure required by IAS 17

The Group has entered into time charter party agreements, classified as operating leases, to charter ships. These charters have terms of less than 12 months.  Operating lease payments are recognised in profit or loss during the year as part of voyage expenses (classified into ‘cost of sales’).

At December 31, 201
8
,
the Group has entered into 6 office leases which have a remaining non-cancellable lease term ranging from 3 to 21 months. The Group has entered into 8 residential property leases which have a remaining non-cancellable lease term ranging from 12 to 20 months respectively. 3 of the residential leases are for directors’ accommodation (Note 5).

Future minimum lease payments payable under the non-cancellable operating leases as at 31 December are as follows:

2018
US$’000

Minimum lease payments under operating leases recognised as an expense in the year	107,251

Charter of ships
Within 1 year	50,564
Within 2 to5 years	73,316
123,880
Office leases
Within 1 year	671
Within 2 to 5 years	116
787
Residential property leases
Within 1 year	338
Within 2 to 5 years	132
470

Total	125,137